Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment And Geographic Information [Abstract]
Reportable Segment Net Sales, Operating Profit, Depreciation And Amortization Expense And Total Assets

	CRM/NMD	CV/AF	Other	Total

Fiscal Year 2011
Net sales	$3,452,298	$2,159,398	$—	$5,611,696
Operating profit	2,144,602	1,144,046	(2,174,404)	1,114,244
Depreciation and amortization expense	94,549	87,927	113,288	295,764
Total assets	2,411,848	3,093,007	3,500,338	9,005,193

Fiscal Year 2010
Net sales	$3,420,215	$1,744,556	$—	$5,164,771
Operating profit	2,125,163	968,606	(1,816,520)	1,277,249
Depreciation and amortization expense	91,387	52,184	100,444	244,015
Total assets	2,150,359	3,097,190	3,318,899	8,566,448

Fiscal Year 2009
Net sales	$3,099,800	$1,581,473	$—	$4,681,273
Operating profit	1,931,929	829,966	(1,648,849)	1,113,046
Depreciation and amortization expense	83,506	45,765	84,194	213,465
Total assets	2,124,534	1,294,009	3,007,268	6,425,811

Net Sales By Class Of Similar Products

Net Sales	2011	2010	2009
Cardiac rhythm management	$3,033,930	$3,039,953	$2,769,034
Cardiovascular	1,337,313	1,036,683	953,620
Atrial fibrillation	822,085	707,873	627,853
Neuromodulation	418,368	380,262	330,766
	$5,611,696	$5,164,771	$4,681,273

Net Sales By Geographic Location

Net Sales	2011	2010	2009
United States	$2,647,567	$2,655,034	$2,468,191
International
Europe	1,559,142	1,314,350	1,197,912
Japan	641,448	552,737	480,897
Asia Pacific	415,518	323,855	254,429
Other	348,021	318,795	279,844
	2,964,129	2,509,737	2,213,082
	$5,611,696	$5,164,771	$4,681,273

Long-Lived Assets By Geographic Location

Long-Lived Assets	December 31, 2011	January 1, 2011	January 2, 2010
United States	$1,007,111	$965,936	$876,462
International
Europe	84,497	85,961	77,790
Japan	31,070	25,583	18,756
Asia Pacific	80,997	74,537	39,946
Other	184,734	171,914	140,132
	381,298	357,995	276,624
	$1,388,409	$1,323,931	$1,153,086